Note Transfers of financial assets and servicing rights (Initial fair value of assets obtained as proceeds from residential mortgage loans securitized) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 468,931	$ 785,501
GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	376,000	613,000
FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	86,000	163,000
Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	445,984	715,541
Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	376,186	571,602
Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	69,798	143,939
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	6,898	9,889
Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	16,049	60,071
Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	41,466
Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	16,049	18,605
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	462,033	775,612
Level 2 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	445,984	715,541
Level 2 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	376,186	571,602
Level 2 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	69,798	143,939
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2 | Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	16,049	60,071
Level 2 | Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	41,466
Level 2 | Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	16,049	18,605
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	6,898	9,889
Level 3 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	6,898	9,889
Level 3 | Available For Sale Securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Available For Sale Securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Available For Sale Securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 0	$ 0